Inventories - Schedule of Inventories (Parenthetical) (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Classes of current inventories [abstract]
Consumable stores	$ 267.4	$ 270.4	$ 280.0